GSMBS 2026-HE2

Opus Capital Markets Consultants, LLC

5599 San Felipe Street – Suite 420 | Houston, TX 77056 | www.Opus CMCcmc.com | 224.632.1300

Executive Narrative

August 6, 2026

Performed by
Opus Capital Markets Consultants, LLC

For
Goldman Sachs Mortgage Company

The report summarizes the results of a due diligence review performed on a pool of six hundred sixty-four (664) loans, of which were purchased by Goldman Sachs Mortgage Company (“Customer”) from an originator (the “Originator”) who is a client of Opus Capital Markets Consultants, LLC (“Consultant”) under a reliance letter, and for which the Originator provided Consultant with a data tape, from which, in each case, 100% of the loan population was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed credit and compliance review of all loans.

Opus CMC reviewed a population of six hundred ninety (690) (the “Original Population”) HELOC ARM loans ( “Mortgage Assets”). Twenty-six (26) loans were subsequently removed from the pool, resulting in a final securitization population of six hundred sixty-four (664) Mortgage Assets (the “Final Sampled Population”).

As detailed herein, the pool contains a total of six hundred sixty-four (664) HELOC ARM loans, of which fifty-eight (58) were first liens and six hunded six (606) were second liens, and were re-underwritten in accordance with the lender guidelines in terms of Exhibit A.

EXHIBIT A

HELOC Review Scope

Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting Guidelines as specified by Client (“Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

a) Guidelines: Determine whether each mortgage loan meets the requisite Guidelines requirements as specified by the Client. Guidelines

b) Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting Guidelines.

c) Income: Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting Guidelines.

d) Assets: Confirm the presence of adequate asset documentation to comply with the Client provided underwriting Guidelines requirements for closing funds, reserves and borrower liquidity.

e) Debt Ratio: Recalculate the debt-to-income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting Guidelines and regulatory requirements.

f) Property Valuation: Verify the valuation products are contained in the loan file and meet underwriting guide requirements. Ensure property type meets underwriting Guidelines.

g) Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting Guidelines and regulatory requirements.

h) Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting Guidelines requirements.

i) Credit Scores: Verify that borrower(s) meet minimum credit score requirements of the Client provided underwriting Guidelines.

j) Compensating Factors: Verify exceptions to the Client provided underwriting Guidelines approved by the credit or aggregator are documented and reasonable.

Document Review

A review of each loan file will be performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

a) Collateral Docs

•
Title Commitment / Policy: To the extent a final title policy or commitment is required by the Guidelines, verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens, tax assessments and lien position.

•
Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.

•
Mortgage / Deed of Trust: Verify the presence of a copy of the Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed. Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

b) Closing Docs

•
Final Hud-1 Settlement Statement: If required, verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.

•	Final Truth-in-Lending Disclosure: If required, verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.

•	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.

•
Verify presence of the HELOC Agreements and execution by all parties including: HELOC Early Program Disclosure along with the Home Equity Brochure Entitled “What you should know about Home Equity Lines of Credit”; Account Opening Disclosures or Credit Agreement and the HELOC Billing Statement.

c) Credit Docs

•	Loan Application: Verify the presence, timeliness, and completeness of both the initial and final loan applications.

•	Underwriting Worksheet: Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.

•
Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting Guidelines.

•	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that the file contains a verification of rent or a verification of mortgage form.

•	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting Guidelines, verify the presence of any such letters exist in the loan file.

•	Gift Letters: When Gift Letters are required by the Client provided underwriting Guidelines, verify the presence of any such letters exist in the loan file.

•
Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting Guidelines for all borrowing parties contributing income to the debt ratio calculation.

•	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting Guidelines in the loan file.

•
Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third-party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting Guidelines.

•
Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard, and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting Guidelines.

Regulatory Compliance

HELOC Compliance Review Testing Scope

A. Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

1. Rescission (§§1026.14, and 15):

a) Failure to provide the right of rescission notice;
b) Failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);
c) Errors in the right of rescission notice;
d) Failure to provide the correct form of right of rescission notice;
e) Failure to provide the three (3) business day rescission period;
f) Purchase money HELOC’s
g) Failure to provide an extended rescission period when a violation of a material disclosure is present. A material disclosure is as follows:
(1) the APR, including variable rate disclosures if applicable, and the circumstances under which the rate may increase, the limitations on the increase, and the effect of the increase;
(2) the method of determining the finance charge and the balance upon which a finance charge will be imposed, as explained in section 1026.6 of Reg Z;
(3) the amount or method of determining any membership or participation fees;
(4) the HELOC plan’s payment terms, including the length of the draw period and repayment period;
(5) an explanation, for both the draw period and the repayment period, of how the minimum periodic payment will be determined;
(6) the timing of the payments; and
(7) if applicable, that the minimum repayment would not repay any of the principal or may repay less than the outstanding balance, and a statement that a balloon payment may result.

2. High Cost

a) High-cost Mortgage (§§1026.31, 32 and 33):

(1) Points and fees threshold test;
(2) APR threshold test;
(3) Prepayment penalty test; and
(4) Compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage.

B.   Additional Disclosures and Requirements:

a) Home Equity Line of Credit (“HELOC”) Initial Disclosure

1) Confirm the presence of the HELOC Initial Disclosure in file
2) Confirm the HELOC Initial Disclosure was provided within three general business days of "Application" (Consultant reviews for this disclosure to be provided within three general business days, as the lender will typically know at the time of application if borrower(s) will be referred to affiliates for provision of third party services) ( §1026.40)

b) HELOC “What You Should Know about Home Equity Lines of Credit” booklet

1) Confirm the presence of the “What You Should Know about Home Equity Lines of Credit” booklet in file
2) Confirm the “What You Should Know about Home Equity Lines of Credit” booklet was provided within three general business days of “Application” (Consultant reviews for this disclosure to be provided within three general business days as the lender will typically know at the time of application if borrower(s) will be referred to affiliates for provision of third party services)

c) Review and compare a report including a recalculation of disclosed finance charge and recalculation of disclosed APR to determine disclosure differences were within the allowed tolerances.

C.  Other Provisions

1. Texas: The disclosure requirements and prohibitions of Section 50(a)(6), 50(f)(2) and 50(t), of Article XVI of the Texas Constitution and associated regulations;

2. State & Local Anti- Predatory Lending (“APL”):  The requirements and prohibitions applicable to HELOC’s subject to state, county and municipal anti-predatory lending laws and ordinances with respect to “high-cost” mortgage loans, “covered” mortgage loans, “higher-priced” mortgage loans, “home” mortgage loans or any other similarly designated mortgage loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time. Attached as Exhibit A is a summary of the state and local anti-predatory lending regulations applicable to HELOC’s.

3. Prepayment Penalties and Late Fees: State specific late charge and grace period provisions, but only in the four (4) states that impose Assignee Liability – New Mexico, New Jersey, West Virginia and Georgia On loans listed as Consumer loans, check for all proper disclosures for late charges and prepayment penalties.

4. Mandatory Arbitration Clause: The presence of mandatory arbitration as prohibited by the Dodd-Frank Amendment to TILA;

5. Credit Insurance: The prohibition of financing credit insurance, when involuntary and where the creditor is the beneficiary;

6. Consultant will confirm compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:

•	Servicing Transfer Disclosure (for applications prior to 10/03/2015):

o	Confirm the presence of the Servicing Transfer Disclosure form in file

o	Verify the Servicing Transfer Disclosure was provided to the borrower(s) within three general business days of “Application”

•	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):

o	Confirm the presence of the Home Loan Tool Kit is in file for covered loans.

o	Confirm the Home Loan Tool Kit is provided within three general business days of “Application”

•	Affiliated Business Disclosure

o	Confirm the presence of the Affiliated Business Disclosure in file in the event the lender has affiliated business arrangements

o
Confirm the Affiliated Business Disclosure provided within three general business days of “Application” (Consultant reviews for this disclosure to be provided within three general business days, as the lender will typically know at the time of application if borrower(s) will be referred to affiliates for provision of third party services)

o	Confirm the Affiliated Business Disclosure is executed.

•	Initial Escrow Disclosure Statement

o	Confirm the presence of the Initial Escrow Disclosure Statement in file

o	Confirm the Initial Escrow Disclosure Statement was provided at closing or within 45 days after settlement

•	Homeownership Counseling Disclosure

o	Confirm the presence of the Homeownership Counseling Disclosure in file

o	Confirm the Homeownership Counseling Disclosure is provided within three general business days of “Application”

D.  Exclusions. Service Provider will NOT test (as part of standard scope HELOC testing):

1. For compliance with TRID/QM/ATR.
2. State or Local APL HELOC Disclosures.
3. Technical formatting of disclosures.
4. For compliance with HPML regulations.
5. For compliance with state usury laws and limitations.
6. Other Post-Account Opening disclosures, including Escrow Closing Notice; and Mortgage servicing transfer and partial payment notices.
a) For Loans made by an FDIC-supervised institution or servicer, extended or renewed on or after January 1, 2016, whether prohibited fees were collected prior to the initial LE being issued
b) Whether any fee is a “bona fide” fee for third-party services
c) Whether the loans comply with all federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above.

b) Regulatory Compliance Disclaimer

Please be advised that Consultant will not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Consultant are dependent upon its receiving complete and accurate data regarding the mortgage loans from loans originators and other third parties upon which Consultant is relying in reaching such findings.

Please be further advised that Consultant does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Consultant do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Consultant. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such loans, shall be made solely by the Client, or other agreed upon party, that has engaged Consultant to prepare its reports pursuant to its instructions and Guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Consultant are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

c) Seasoning And Certain Compliance Exceptions

Pursuant to the applicable NRSRO criteria, Consultant graded certain compliance exceptions as non-material based on seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which are raised as a defense to foreclosure. Information contained in any Consultant reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

State & Local Anti-Predatory Lending (“APL”) Regulations Including High-Cost, Higher Priced, Rate Spread Regulations Governing HELOC’s

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW.

•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a- 746 et seq., as amended from time to time.

•	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).

•	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg § 2000.1 et seq.

•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (for loans closed before July 1, 2014).

•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).

•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003) codified at 815, ILCS §§ 137/5 et seq., and as amended by SB 1692 (2012), effective January 10, 2014

•	IL Residential Real Property Disclosure Act (SB 1167, SB 1894). SB 1167, SB 1894

•	Chicago, IL Predatory Lending Ordinance, 2-32-455 Public Act 95-0691 (SB 1167)

•	Cook County, IL Predatory Lending Ordinance, 765 ILCS 77/70 Public Act 95-0691 (SB 1167) Amended by Public Act 096-0856 (SB 186)

•	MA High-Cost Home Loan Regulations (pre-and post-amendments) 209 CMR 32.32.40 and 32.32.42

•	MA Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq

•	MD Credit Regulations (includes MD HB 649, MD SB 270/HB 363 amendments, and COMAR Higher-Priced Mortgage Loan Provisions), HB 649, MD SB 270/HB 363

•
ME Title 9-A High-Rate, High Fee Provisions, High-Cost, Rate Spread Home Loan, and Higher-Priced Mortgage Loas Provisions (original provisions and 2008, 2009, & 2011 amendments), 9-A MRSA § 8-209(5)  8-206(1)

•	NC Restrictions and Limitations on High-Cost Home Loans 2009 NC Code Chapter 24 §24.1E 24.6(b)4

•	NC Rate Spread Home Loan Provisions (original 2008 provisions and 2009, 2013 amendments) §1F

•	NJ Home Ownership Security Act (pre-and post-amendments) NJ Stat. Ann. § C:46:10B-22 et seq., as amended from time to time

•	NM Home Loan Protection Act (Pre-and post-amendments) Senate Bill 449 (Regular Session 2003), Codified at NM Rev. Stat, § 58-21A-1 et seq and as amended from time to time

•	NV Unfair Lending Practices Act Chapter 598D §598.D110

•	NY GRBB Part 41 (pre-and post-amendments) 3CRR-NY §41.1 et seq

•	NY Banking Law 6-L NYSBL6-L (1 et seq)

•	OH – Predatory Lending Act (pre-and post-amendments) SB185

•	OH – Summit County, OH-Consumer Protection Ordinance 201.02 Office of Consumer Affairs §201.02 (b)(1)

•
RI Home Loan Protection Act and Regulation 3  - R.I. Gen. L, 34-25.1-2 et seq, as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007)

•	RI Providence Ordinance Regarding Predatory Lending (post-amendment) Act, R.I. Gen Laws §34-25.2-1 et seq.

•	SC High-Cost and Consumer Home Loan Act (original provisions & 2010 ARM amendments) – S.C. Code §37-23-10 et seq.

•	TX Constitution “A6” (Article 16, Section 50(a)(6)) (pre-and post-amendments – Article 16, Section 50(a)(6)

•	TX Home Loan Act – Title 7. Banking and Securities Part 8. Joint Financial Regulatory Agencies Chapter 153. Home Equity Lending § 153.1 et seq.

•	UT High-Cost Home Loan Act – Utah Code § 61-2d-101 et seq

•	VT High-Rate Loans – 1024 Vermont Statutes Title 9 – Commerce and Trade Chapter 4 – INTEREST Subchapter 2: DISCLOSURE § High-Rate Loans.

Flood Insurance Testing

National Flood Insurance Program (NFIP)
Each mortgage loan will be reviewed to ensure adherence to flood insurance coverage requirements as outlined under the NFIP, including identification of flood zones and subsequent policy documentation for evidence of adequate coverage amounts.

Homeowner’s Flood Affordability Act (HFIAA)
Each mortgage loan made by an FDIC-supervised institution or servicer acting on its behalf shall require the escrow of all premiums and fees for flood insurance for any designated loan secured by residential improved real estate or a mobile home, made, increased, extended or renewed on or after January 1, 2016.

Frequency – Payable with same frequency as payments designated for the loans
Exceptions
•	Loan is an extension of credit primarily for business, commercial or agricultural purposes

•	Loan is in a subordinate position to a senior lien secured by the same residential improved real estate or mobile for which the borrower has obtained flood insurance

•	Flood Insurance coverage for the residential real estate is provided by a policy that

a. Meets requirements

b. Provided by a condominium association, cooperative or other applicable group and

c. The premium for which is paid by the condominium association, cooperative, homeowners association, or other group as a common expense.

Misrepresentation and Third-Party Review

Validate that fraud reports and independent third-party property valuations reports are in the file. The review will consist of the following:

Misrepresentation Review and Valuation Review
Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

•
Signatures: Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

•	Alerts: Assess credit report alerts for accuracy and potential issues.

•	Social Security Numbers: Compare SSN(s) across all file documents.

•
Document Integrity: Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

•	Data Consistency: Review the documents contained in the loan file for consistency of data.

•	Third Party Fraud Tools: To the extent a third-party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

Independent Third-Party Values
Review each loan to determine whether a third-party valuation product was required and if required, that the third party product value was compared to the valuation products required by the underwriting guidles.to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products. Consultant will work with the Client to ensure third party products meet rating agency requirements given the different valuation products utilized to originate HELOCS.  i) To the extent an appraisal is required by the underwriting guides and contained in the file, Consultant will perform the following steps.

•	Property is complete

•
Value is based on as-is condition or provides satisfactory completion of all material conditions including inspections, licenses, and certifications (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

•	Property is described in average or better condition

•	No apparent appraiser independence violation statements

•	Appraisal addresses any adverse comments

•	Appraisal is completed on appropriate GSE Forms

•	Appraisal contains required attachments.

•	Appraiser was appropriately licensed at the time the appraisal was signed

If the valuation vendor does not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation vendor to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal. Consultant did not receive an attestation for the third party valuations.

Value Review Disclaimer
•
The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.

•	Opus CMC makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus CMC may have reviewed the valuation information for reasonableness.

•	Opus CMC is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.

•
Opus CMC is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore Opus CMC will not have and communications with or responsibility to any individual concerning property valuations.

Properties in FEMA declared disaster zones.
If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure:

•	No apparent damage to the property

•	Property appears to be occupied

Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance

•	Appraised Value

•	CLTV

•	DTI

•	FICO

•	Interest Only

•	Interest Rate

•	Loan Term

•	Loan Purpose

•	LTV

•	Occupancy

•	Original Balance

•	Property Address

•	Property City

•	Property State

•	Property Type

•	Sales Price

•	Second Mortgage Lien Amount

•	Self Employed

•	Units

•	Zip Code

•	Loan Type

•	QM Status

Rating Agency Grading Criteria

Fitch Ratings Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.

Moody’s Investor Services Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.

Kroll Bond Rating Agency LLC Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

S&P Global Ratings Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

DBRS Morningstar Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

Opus CMC Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The following grading is not intended for securitization reviews and Opus CMC will not issue a Rating Agency Narrative, Reliance or Form ABS Due Diligence 15E if Client elects to utilize the following grading criteria. The methodology for the application of grading is defined by Opus CMC and updated from time to time shall be determined as follows:

Opus CMC Credit Grades

•	Level 1 Credit Grade Definition: Loan was originated in accordance with the mortgage loan originator underwriting guidelines without exception.

•	Level 2 Credit Grade Definition: Loan was originated in substantial compliance with the originator's underwriting guidelines and there are sufficient compensating factors for any exceptions.

•
Level 3 Credit Grade Definition: Loan was not originated in substantial compliance with the originator's underwriting guidelines and there are insufficient compensating factors for the exceptions or is missing material documentation.

Opus CMC Property Grades

•	Level 1 Property Grade Definition: Property value appears to be within 10% of original appraised amount and there are no material deficiencies in the appraisal process.

•	Level 2 Property Grade Definition: Property value appears to be within 10% of original appraised amount, but minor issues in the appraisal process were identified.

•
Level 3 Property Grade Definition: Property value does not appear to fall within 10% of the original appraised value and/or material deficiencies exist with respect to the appraisal process or the file is missing material documentation.

Opus CMC Compliance Grades

•	Level 1 Compliance Grade Definition: Loan complies with all applicable laws and regulations reviewed under the applicable scope of work.

•	Level 2 Compliance Grade Definition: There are minor issues regarding legal and/or regulatory compliance but such issues do not represent risks to the enforceability of the borrower's obligation under the loan documents and will not result in assignee liability to the investor.

•	Level 3 Compliance Grade Definition: Loan is not in compliance with laws and regulations reviewed under the applicable scope of work or the loan is missing material documentation.

REDACTED INFORMATION

•	Borrower Name

•	Co-Borrower Name

•	SSNs

•	Property Address, City, County, MSA, Zip

•	Mailing Address

•	Account Number, including Originator and Servicer Loan Number

•	Origination Date

•	Names of Borrowers or any other Individuals

•	Company and Entity Names

•	Financial Institution Names

•	Job Position Titles

•	Any Address

•	Any Location Information (other than state), including City, County, MSA and Zip

•	Account Numbers of any type

•	Insurance Claim Numbers

•	Insurance Policy Numbers

•	Foreclosure Action dates and Case Numbers

•	Bankruptcy Action dates and Case Numbers

•	Any reference that would allow the identification of the location of a property (e.g. neighborhood, body of water, schools, major highways)

Pool Details

Purpose
Type	Count	% of Pool
Cash out Refi	663	99.85%
Purchase	1	0.15%
Rate / Term Refi	0	0.00%
Total	664	100.00%

Property Type
Type	Count	% of Pool
Single Family Detached	429	64.61%
Co-op	0	0.00%
Condo, Low Rise	52	7.83%
Condo, High Rise	0	0.00%
PUD	156	23.49%
1 Family Attached	15	2.26%
2 Family	8	1.20%
3 Family	3	0.45%
4 Family	1	0.15%
Total	664	100.00%

Occupancy
Type	Count	% of Pool
Primary Residence	578	87.05%
Second Home	14	2.11%
Investment Property	72	10.84%
Total	664	100.00%

Product Type
Type	Count	% of Pool
Fixed	0	0.00%
ARM	664	100.00%
Total	664	100.00%

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there was one (1) obligor with multiple loans in the pool.

Property Inspection Waivers: No loans had a Property Inspection Waiver.

Tape Discrepancies

Data Element	Count	Accuracy
Interest Rate	2	99.70%
Loan Type	10	98.49%
Note Date	3	99.55%
Note Type	1	99.85%
Number of Units	1	99.85%
Originator QM Status	68	89.76%
Primary Appraised Property Value	6	99.10%
Property Type	2	99.70%
Qualifying CLTV	75	88.70%
Qualifying FICO	3	99.55%
Qualifying Total Debt Income Ratio	240	63.86%
Qualifying Interest Rate	1	99.85%
Qualifying LTV	19	97.14%
Term	310	53.31%
Total Loans	664

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist

C	C	C	C	The loan includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The loan includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A
Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C
Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A
First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B
First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability

C
Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated August 6, 2026.

Overall Grade Summary
Kroll NRSRO Grade	# of Loans	% of Loans
A	561	84.49%
B	103	15.51%
C	0	0.00%
D	0	0.00%
N/A	0	0.00%

Compliance Grade Summary
Kroll NRSRO Grade	# of Loans	% of Loans
A	628	94.58%
B	36	5.42%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
Kroll NRSRO Grade	# of Loans	% of Loans
A	589	88.70%
B	75	11.30%
C	0	0.00%
D	0	0.00%

Property Grade Summary
Kroll NRSRO Grade	# of Loans	% of Loans
A	58	8.73%
B	2	0.30%
C	0	0.00%
D	0	0.00%
N/A	604	90.96%

Loans Reviewed (664)

54920260805001	54920260805045	54920260805089	54920260805133	54920260805177	54920260805221
54920260805002	54920260805046	54920260805090	54920260805134	54920260805178	54920260805222
54920260805003	54920260805047	54920260805091	54920260805135	54920260805179	54920260805223
54920260805004	54920260805048	54920260805092	54920260805136	54920260805180	54920260805224
54920260805005	54920260805049	54920260805093	54920260805137	54920260805181	54920260805225
54920260805006	54920260805050	54920260805094	54920260805138	54920260805182	54920260805226
54920260805007	54920260805051	54920260805095	54920260805139	54920260805183	54920260805227
54920260805008	54920260805052	54920260805096	54920260805140	54920260805184	54920260805228
54920260805009	54920260805053	54920260805097	54920260805141	54920260805185	54920260805229
54920260805010	54920260805054	54920260805098	54920260805142	54920260805186	54920260805230
54920260805011	54920260805055	54920260805099	54920260805143	54920260805187	54920260805231
54920260805012	54920260805056	54920260805100	54920260805144	54920260805188	54920260805232
54920260805013	54920260805057	54920260805101	54920260805145	54920260805189	54920260805233
54920260805014	54920260805058	54920260805102	54920260805146	54920260805190	54920260805234
54920260805015	54920260805059	54920260805103	54920260805147	54920260805191	54920260805235
54920260805016	54920260805060	54920260805104	54920260805148	54920260805192	54920260805236
54920260805017	54920260805061	54920260805105	54920260805149	54920260805193	54920260805237
54920260805018	54920260805062	54920260805106	54920260805150	54920260805194	54920260805238
54920260805019	54920260805063	54920260805107	54920260805151	54920260805195	54920260805239
54920260805020	54920260805064	54920260805108	54920260805152	54920260805196	54920260805240
54920260805021	54920260805065	54920260805109	54920260805153	54920260805197	54920260805241
54920260805022	54920260805066	54920260805110	54920260805154	54920260805198	54920260805242
54920260805023	54920260805067	54920260805111	54920260805155	54920260805199	54920260805243
54920260805024	54920260805068	54920260805112	54920260805156	54920260805200	54920260805244
54920260805025	54920260805069	54920260805113	54920260805157	54920260805201	54920260805245
54920260805026	54920260805070	54920260805114	54920260805158	54920260805202	54920260805246
54920260805027	54920260805071	54920260805115	54920260805159	54920260805203	54920260805247
54920260805028	54920260805072	54920260805116	54920260805160	54920260805204	54920260805248
54920260805029	54920260805073	54920260805117	54920260805161	54920260805205	54920260805249
54920260805030	54920260805074	54920260805118	54920260805162	54920260805206	54920260805250
54920260805031	54920260805075	54920260805119	54920260805163	54920260805207	54920260805251
54920260805032	54920260805076	54920260805120	54920260805164	54920260805208	54920260805252
54920260805033	54920260805077	54920260805121	54920260805165	54920260805209	54920260805253
54920260805034	54920260805078	54920260805122	54920260805166	54920260805210	54920260805254
54920260805035	54920260805079	54920260805123	54920260805167	54920260805211	54920260805255
54920260805036	54920260805080	54920260805124	54920260805168	54920260805212	54920260805256
54920260805037	54920260805081	54920260805125	54920260805169	54920260805213	54920260805257
54920260805038	54920260805082	54920260805126	54920260805170	54920260805214	54920260805258
54920260805039	54920260805083	54920260805127	54920260805171	54920260805215	54920260805259
54920260805040	54920260805084	54920260805128	54920260805172	54920260805216	54920260805260
54920260805041	54920260805085	54920260805129	54920260805173	54920260805217	54920260805261
54920260805042	54920260805086	54920260805130	54920260805174	54920260805218	54920260805262
54920260805043	54920260805087	54920260805131	54920260805175	54920260805219	54920260805263
54920260805044	54920260805088	54920260805132	54920260805176	54920260805220	54920260805264

54920260805265	54920260805309	54920260805353	54920260805397	54920260805441	54920260805485
54920260805266	54920260805310	54920260805354	54920260805398	54920260805442	54920260805486
54920260805267	54920260805311	54920260805355	54920260805399	54920260805443	54920260805487
54920260805268	54920260805312	54920260805356	54920260805400	54920260805444	54920260805488
54920260805269	54920260805313	54920260805357	54920260805401	54920260805445	54920260805489
54920260805270	54920260805314	54920260805358	54920260805402	54920260805446	54920260805490
54920260805271	54920260805315	54920260805359	54920260805403	54920260805447	54920260805491
54920260805272	54920260805316	54920260805360	54920260805404	54920260805448	54920260805492
54920260805273	54920260805317	54920260805361	54920260805405	54920260805449	54920260805493
54920260805274	54920260805318	54920260805362	54920260805406	54920260805450	54920260805495
54920260805275	54920260805319	54920260805363	54920260805407	54920260805451	54920260805496
54920260805276	54920260805320	54920260805364	54920260805408	54920260805452	54920260805497
54920260805277	54920260805321	54920260805365	54920260805409	54920260805453	54920260805498
54920260805278	54920260805322	54920260805366	54920260805410	54920260805454	54920260805499
54920260805279	54920260805323	54920260805367	54920260805411	54920260805455	54920260805500
54920260805280	54920260805324	54920260805368	54920260805412	54920260805456	54920260805501
54920260805281	54920260805325	54920260805369	54920260805413	54920260805457	54920260805502
54920260805282	54920260805326	54920260805370	54920260805414	54920260805458	54920260805503
54920260805283	54920260805327	54920260805371	54920260805415	54920260805459	54920260805504
54920260805284	54920260805328	54920260805372	54920260805416	54920260805460	54920260805505
54920260805285	54920260805329	54920260805373	54920260805417	54920260805461	54920260805506
54920260805286	54920260805330	54920260805374	54920260805418	54920260805462	54920260805507
54920260805287	54920260805331	54920260805375	54920260805419	54920260805463	54920260805508
54920260805288	54920260805332	54920260805376	54920260805420	54920260805464	54920260805509
54920260805289	54920260805333	54920260805377	54920260805421	54920260805465	54920260805510
54920260805290	54920260805334	54920260805378	54920260805422	54920260805466	54920260805511
54920260805291	54920260805335	54920260805379	54920260805423	54920260805467	54920260805512
54920260805292	54920260805336	54920260805380	54920260805424	54920260805468	54920260805513
54920260805293	54920260805337	54920260805381	54920260805425	54920260805469	54920260805514
54920260805294	54920260805338	54920260805382	54920260805426	54920260805470	54920260805515
54920260805295	54920260805339	54920260805383	54920260805427	54920260805471	54920260805516
54920260805296	54920260805340	54920260805384	54920260805428	54920260805472	54920260805517
54920260805297	54920260805341	54920260805385	54920260805429	54920260805473	54920260805518
54920260805298	54920260805342	54920260805386	54920260805430	54920260805474	54920260805519
54920260805299	54920260805343	54920260805387	54920260805431	54920260805475	54920260805520
54920260805300	54920260805344	54920260805388	54920260805432	54920260805476	54920260805521
54920260805301	54920260805345	54920260805389	54920260805433	54920260805477	54920260805522
54920260805302	54920260805346	54920260805390	54920260805434	54920260805478	54920260805523
54920260805303	54920260805347	54920260805391	54920260805435	54920260805479	54920260805524
54920260805304	54920260805348	54920260805392	54920260805436	54920260805480	54920260805525
54920260805305	54920260805349	54920260805393	54920260805437	54920260805481	54920260805526
54920260805306	54920260805350	54920260805394	54920260805438	54920260805482	54920260805527
54920260805307	54920260805351	54920260805395	54920260805439	54920260805483	54920260805528
54920260805308	54920260805352	54920260805396	54920260805440	54920260805484	54920260805529

54920260805530	54920260805574	54920260805618	54920260805662
54920260805531	54920260805575	54920260805619	54920260805663
54920260805532	54920260805576	54920260805620	54920260805664
54920260805533	54920260805577	54920260805621	54920260805665
54920260805534	54920260805578	54920260805622
54920260805535	54920260805579	54920260805623
54920260805536	54920260805580	54920260805624
54920260805537	54920260805581	54920260805625
54920260805538	54920260805582	54920260805626
54920260805539	54920260805583	54920260805627
54920260805540	54920260805584	54920260805628
54920260805541	54920260805585	54920260805629
54920260805542	54920260805586	54920260805630
54920260805543	54920260805587	54920260805631
54920260805544	54920260805588	54920260805632
54920260805545	54920260805589	54920260805633
54920260805546	54920260805590	54920260805634
54920260805547	54920260805591	54920260805635
54920260805548	54920260805592	54920260805636
54920260805549	54920260805593	54920260805637
54920260805550	54920260805594	54920260805638
54920260805551	54920260805595	54920260805639
54920260805552	54920260805596	54920260805640
54920260805553	54920260805597	54920260805641
54920260805554	54920260805598	54920260805642
54920260805555	54920260805599	54920260805643
54920260805556	54920260805600	54920260805644
54920260805557	54920260805601	54920260805645
54920260805558	54920260805602	54920260805646
54920260805559	54920260805603	54920260805647
54920260805560	54920260805604	54920260805648
54920260805561	54920260805605	54920260805649
54920260805562	54920260805606	54920260805650
54920260805563	54920260805607	54920260805651
54920260805564	54920260805608	54920260805652
54920260805565	54920260805609	54920260805653
54920260805566	54920260805610	54920260805654
54920260805567	54920260805611	54920260805655
54920260805568	54920260805612	54920260805656
54920260805569	54920260805613	54920260805657
54920260805570	54920260805614	54920260805658
54920260805571	54920260805615	54920260805659
54920260805572	54920260805616	54920260805660
54920260805573	54920260805617	54920260805661

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@Opuscmc.com.